Baird SmallCap Value Fund
Schedule of Investments, September 30, 2021 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Automobiles
Thor Industries, Inc.	5,064	$621,657	1.7%
Banks
Enterprise Financial Services Corp.	14,913	675,260	1.9%
Preferred Bank	14,323	955,058	2.7%
		1,630,318	4.6%
Chemicals
Avient Corp.	15,692	727,324	2.0%
Element Solutions, Inc.	15,629	338,837	1.0%
Huntsman Corp.	12,755	377,420	1.1%
		1,443,581	4.1%
Commercial Services & Supplies
ACCO Brands Corp.	81,289	698,273	2.0%
Communications Equipment
Ciena Corp. (1)	12,999	667,499	1.9%
Electrical Equipment
nVent Electric PLC	24,827	802,657	2.3%
Energy Equipment & Services
Select Energy Services, Inc. (1)	52,342	271,655	0.8%
Solaris Oilfield Infrastructure, Inc. - Class A	34,448	287,296	0.8%
		558,951	1.6%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	9,578	634,351	1.8%
Alpine Income Property Trust, Inc.	35,545	652,962	1.8%
Gaming and Leisure Properties, Inc.	15,388	712,772	2.0%
NETSTREIT Corp.	28,957	684,833	1.9%
Plymouth Industrial REIT, Inc.	30,625	696,719	2.0%
RLJ Lodging Trust	49,076	729,269	2.0%
		4,110,906	11.5%
Food Products
Nomad Foods Ltd. (1)(2)	26,026	717,277	2.0%
Simply Good Foods Co. (1)	21,553	743,363	2.1%
		1,460,640	4.1%
Hotels, Restaurants & Leisure
Six Flags Entertainment Corp. (1)	16,027	681,147	1.9%
Household Durables
Helen of Troy Ltd. (1)	1,917	430,712	1.2%
Independent Power and Renewable Electricity Producers
Atlantica Yield PLC (2)	38,306	1,321,940	3.7%
Insurance
Argo Group International Holdings Ltd.	13,726	716,771	2.0%
Everest Re Group Ltd.	1,774	444,884	1.2%
Old Republic International Corp.	27,921	645,813	1.8%
		1,807,468	5.0%
IT Services
Verra Mobility Corp. (1)	42,149	635,185	1.8%
Life Sciences Tools & Services
Syneos Health, Inc. (1)	8,068	705,789	2.0%
Machinery
Shyft Group, Inc.	20,509	779,547	2.2%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	17,926	543,516	1.5%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	55,231	809,686	2.3%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corporation	20,108	437,550	1.2%
Diamondback Energy, Inc.	8,837	836,599	2.3%
		1,274,149	3.5%
Professional Services
Acacia Research Corp. (1)	71,378	484,657	1.4%
CACI International, Inc. (1)	2,862	750,130	2.1%
		1,234,787	3.5%
Road & Rail
Knight-Swift Transportation Holdings, Inc.	14,869	760,549	2.1%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. - ADR (2)	14,024	967,376	2.7%
Software
Cerence, Inc. (1)	8,068	775,416	2.2%
j2 Global, Inc. (1)	11,570	1,580,693	4.4%
		2,356,109	6.6%
Specialty Retail
Arko Corp. (1)	69,733	704,303	2.0%
Haverty Furniture Companies, Inc.	13,778	464,456	1.3%
JOANN, Inc.	54,866	611,207	1.7%
Kirkland's, Inc. (1)	13,066	250,998	0.7%
OneWater Marine, Inc.	14,636	588,514	1.7%
Williams-Sonoma, Inc.	2,729	483,934	1.4%
		3,103,412	8.8%
Technology Hardware, Storage & Peripherals
Immersion Corp. (1)	103,699	709,301	2.0%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	21,274	1,096,462	3.1%
Essent Group Ltd.	13,953	614,071	1.7%
Merchants Bancorp	28,977	1,143,722	3.2%
Meta Financial Group, Inc.	16,783	880,772	2.5%
NMI Holdings, Inc. (1)	16,195	366,169	1.0%
		4,101,196	11.5%
Total Common Stocks		34,216,351	96.1%
(Cost $26,582,926)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.03% (3)	1,328,693	1,328,693	3.7%
Total Short-Term Investment		1,328,693	3.7%
(Cost $1,328,693)
Total Investments		35,545,044	99.8%
(Cost $27,911,619)
Other Assets in Excess of Liabilities		68,291	0.2%
TOTAL NET ASSETS		$35,613,335	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$34,216,351	$–	$–	$34,216,351
Total Equity	34,216,351	–	–	34,216,351
Short-Term Investment
Money Market Mutual Fund	1,328,693	–	–	1,328,693
Total Short-Term Investment	1,328,693	–	–	1,328,693
Total Investments*	$35,545,044	$–	$–	$35,545,044

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.